JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                     Chase Fixed
                                                                  Income FundsSM
                                                              semi-annual report


CHASE INCOME FUND

CHASE INTERMEDIATE
TERM BOND FUND

CHASE MONEY
MARKET FUND


CHASE SHORT
INTERMEDIATE TERM
U.S. GOVERNMENT
SECURITIES FUND

CHASE
U.S. GOVERNMENT
SECURITIES FUND

CONTENTS
--------------------------------------------------------------------------------

Chairman's Letter                                                  3
Fund Commentary and Portfolio of Investments
   Chase Income Fund                                            4-10
   Chase Intermediate Term Bond Fund                           11-19
   Chase Money Market Fund                                     20-28
   Chase Short-Intermediate Term
      U.S. Government Securities Fund                          29-34
   Chase U.S. Government Securities Fund                       35-40
Statement of Assets and Liabilities                               41
Statement of Operations                                           42
Statement of Changes in Net Assets                                43
Notes to Financial Statements                                  44-49
Financial Highlights                                           50-54


                          --------------------------------
                          NOT           May Lose Value
                          FDIC
                          INSURED       No Bank Guarantee
                          --------------------------------

                            Chase Fixed Income Funds
                               Chairman's Letter

                                                                  August 1, 1999
Dear Fellow Shareholders:

We are pleased to present this semi-annual report for the Chase Fixed Income Funds for the six month period ended June 30, 1999. In providing you with this information, we seek to assist you in fully understanding how your fund performed and the strategies your fund managers pursued within the context of the overall economic and market environment.

Strong Economic Growth Causes Interest Rates to Rise

The first six months presented a difficult environment for the bond market as stronger-than-expected economic growth spilled over from the fourth quarter of 1998. In fact, the US economy as measured by its gross domestic product grew 4.3% in the first quarter of 1999 and 2.3% in the second quarter. With such robust growth, interest rates headed higher across the yield curve and bond prices, which move in the opposite direction of interest rates, fell. The yield on the benchmark 30-year US Treasury bond rose from 5.1% on December 31, 1998 to 6% on June 30 while yields on 10-year Treasuries rose even more dramatically, from 4.65% to 5.82%.

Signs of Global Growth Help Cause Change in Fed Policy

After having cut the Federal Funds rate three times in the second half of 1998 in an effort to ensure that the US economy could weather the global economic slowdown and to provide support for shaky markets around the world, the Federal Open Markets Committee (FOMC) adopted a tightening bias during the reporting period in light of a recovery overseas, continued US economic strength and a spike in the April Consumer Price Index, a key indicator of inflation. While May's CPI returned to a benign level and subsequent reports of inflationary pressures were only sporadic, the FOMC did indeed raise the Federal Funds Rate by 0.25%, to 5%, on June 30. The Federal Funds rate is the rate charged to banks for overnight borrowing.

Will a Slowdown Occur?

Moving into the second half of the year, the question among market participants is whether the higher interest rates will slow down the US economy and quell any nascent inflationary pressures or if the Fed will feel compelled to raise rates again. In our view, it will take a real and sustained cooling off of economic data to keep the Fed on the sidelines, which is reflected in the fact that the market had already priced in additional Fed tightening moves.

Your portfolio management team rose to the occasion of this challenging environment, working diligently to help protect your investment and provide you with competitive levels of current income. While it's impossible to predict what markets will do, you can surely expect that all of us at Chase Funds will continue to do our best to deliver solid investments and help you reach your financial goals. We appreciate your continued trust and support.

Sincerely yours,


/s/ Sarah E. Jones
-------------------
Sarah E. Jones

                               Chase Income Fund
                              as of June 30, 1999
                                  (unaudited)

How the Fund Performed

Chase Income Fund (Premier Shares) had a total return of -2.67% for the six-month period ended June 30, 1999. This compares to -2.43% for the Lipper Corporate Debt A Rated Funds Index and -2.28% for the Lehman
Government/Corporate Index.

How the Fund Was Managed

Given the Fund manager's view that the market had entered a corrective phase of consolidation, the Fund maintained a relatively neutral average maturity and duration throughout the period. From January to March, the Fund benefited from its overweight position in corporate and mortgage-backed securities relative to its benchmark index as these "spread" sectors outperformed Treasuries in the rising-rate environment.

Continuing to look for opportunities to increase yield in a difficult market, the Fund replaced Treasuries with Federal agency paper when yields on the latter widened dramatically relative to Treasuries due to large issuance. Additionally, the Fund's corporate holdings fared well on a relative basis thanks to strong individual security analysis and selection.

Overall, the Fund's policy was one of staying relatively close to the index and capturing yield where possible without taking on excessive risk.

Where the Fund May Be Headed

Indicative of the difficult environment as the period came to an end was the eroding performance of the non-Treasury sectors, which generally tend to do relatively better than Treasuries in a rising rate environment. While keeping a close eye on liquidity and risk, the manager expects to add to corporate holdings selectively moving forward and may also take on more agency paper depending on yield spreads. In the manager's view, such a volatile environment creates both opportunity and risk, and therefore he intends to look for opportunities to increase income without taking on excessive risk.

                               Chase Income Fund
                              as of June 30, 1999
                                  (unaudited)

Fund Facts

              Objective      Current income

    Primary investments      Bonds, notes and debentures issued by corporations,
                             the U.S. government and its agencies
   Suggested investment
             time frame      Long-term

       Market benchmark      Lehman Government /
                             Corporate Index

  Lipper Funds Universe      Corporate Debt A Rated Funds Index

         Inception date      Premier Shares 3/29/88
                             Investor Shares 11/10/98

       Newspaper symbol      Income

     Dividend Frequency      Daily

             Net Assets      Premier Shares $65 Million
                             Investor Shares $1 Million

       Average Maturity      9.1 years

       Average Duration      5.6 years

        Average Quality      AAA


Average Maturity/Quality


------|-------|--------
      |   X   |        High
------|-------|--------
      |       |        Med.
------|-------|--------
      |       |        Low
------|-------|--------
Short   Int.    Long

                               Chase Income Fund
                              as of June 30, 1999
                                  (unaudited)

10-Year Performance*

This chart shows what the long-term growth would have been for a hypothetical investment in the Chase Income Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.


June                                       1989    1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
----                                       ----    ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
Chase Income Fund                         10,000  10,439  11,183  12,598  14,075  13,672  15,185  15,982  17,012  18,869  19,267
Lipper Corporate Debt A Rated Fund Index  10,000  10,562  11,593  13,327  15,133  14,786  16,661  17,395  18,826  20,847  21,098
Lehman Gov't./Corp. Index                 10,000  10,711  11,805  13,478  15,250  15,027  16,945  17,734  19,109  21,265  21,838


Average Annual Total Returns

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the securities markets, tends to be more volatile than the long-term trend.




                        1 Year        3 Years        5 Years      10 Years
                        ------        -------        -------      --------
Premier Shares           2.09%         6.42%          7.10%         6.78%
Investor Shares          1.99%         6.38%          7.08%         6.77%

*Source: Lipper Analytical Services. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund is currently waiving certain fees. The voluntary waiver may be modified or terminated at any time, which would reduce performance.

This chart represents the comparative performance for $10,000 invested in Premier Shares of Chase Income Fund, the Lehman Government/Corporate Index and the Lipper Corporate Debt A Rated Funds Index from June 30, 1989 to June 30, 1999. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark. Premier Shares carry a $1 million minimum initial investment and carry no sales charge.

Investor Shares commenced on 11/10/98 and have a minimum initial investment of $2,500. Please note internal expenses are greater for the Investor Shares class. Performance measurements for the Investor Shares prior to 11/10/98 are based on the predecessor Premier Shares class and do not include Investor Share class expenses.

Chase Income Fund is the successor to the AVESTA Trust Income Fund. Effective 12/31/97, the AVESTA Trust was converted from a Texas Trust to Mutual Fund Investment Trust ("MFIT"), a Massachusetts business trust. As part of the conversion, the Fund transferred all of its assets to Chase Income Fund, a new investment portfolio of MFIT.

Chase Income Fund, unlike the AVESTA Income Fund, is subject to certain diversification, distribution and other requirements imposed under the Internal Revenue Code, which may impact performance.

The Lipper Corporate Debt A Rated Funds Index represents performance of the largest 30 A rated corporate debt funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge. An individual cannot invest directly in an index.

The Lehman Govt/Corp. Index includes the Government and Corporate Bond Indices, including U.S. Government Treasury and agency securities, coporate and yankee bonds. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in an index.

                               Chase Income Fund
                              as of June 30, 1999
                                  (unaudited)

How Much of the Fund Was Invested

Cash/Other         (1.5%)
Investments       (98.5%)

What the Fund Was Invested In
Percentage of Total Portfolio Investments

U.S. Treasury Securities                (35.7%)
Asset Backed Securities                  (0.9%)
Cash Equivalent& Short-Term Paper        (4.8%)
Residential Mortgage Backed Securities   (5.8%)
U.S. Government Agencies                (20.5%)
Corporate Notes & Bonds                 (32.3%)

Chase Income Fund
Portfolio of Investments June 30, 1999 (unaudited)
(amounts in thousands)

Principal
Amount
USD                      Issuer                                        Value
--------------------------------------------------------------------------------
Long-Term Investments--93.1%
--------------------------------------------------------------------------------
                         U.S. Treasury Securities--34.4%
                         -------------------------------
                          U.S. Treasury Notes & Bonds,
  $3,800                   5.50%, 01/31/03                             $3,777
   2,460                   5.75%, 08/15/03                              2,462
   8,325                   6.25%, 08/15/23                              8,364
   4,100                   6.38%, 03/31/01                              4,159
   3,500                   7.63%, 11/15/22                              4,080
                                                                       ------
                         Total U.S. Treasury Securities                22,842
                         (Cost $24,046)                                ------

                         U.S. Government Agencies--20.2%
                         -------------------------------
   4,000                  Federal Home Loan Bank,
                           4.88%, 01/22/02                              3,929
   5,500                  Federal Home Loan Mortgage Corp.,
                           5.75%, 06/15/01                              5,512
   4,000                  Federal National Mortgage Association,
                           6.38%, 05/15/09                              3,977
                                                                       ------
                         Total U.S. Government Agencies                13,418
                         (Cost $13,475)                                ------

                         Corporate Notes & Bonds--31.8%
                         ------------------------------
                         Automotive--2.1%
   1,000                  Ford Motor Credit Co.,
                           6.25%, 12/08/05                                968
     500                  General Motors Acceptance Corp.,
                           5.85%, 01/14/09                                459
                                                                       ------
                                                                        1,427
                                                                       ------

                         Banking--2.8%
   2,000                  BankAmerica Corp.,
                           6.20%, 12/15/08                              1,926
                                                                       ------
                         Chemicals--3.1%
   2,200                  Monsanto Co., #
                           5.88%, 12/01/08                              2,040
                                                                       ------


                       See notes to financial statements.

Chase Income Fund
Portfolio of Investments June 30, 1999 (unaudited) (continued)
(amounts in thousands)

Principal
Amount
USD                      Issuer                                        Value
-----------------------------------------------------------------------------
Long-Term Investments--(continued)
-----------------------------------------------------------------------------
                         Consumer Products--2.4%
  $1,725                  Procter & Gamble Co.,
                           6.45%, 01/15/26                             $1,578
                                                                       ------
                         Financial Services--3.7%
   2,400                  Associates Corp. of North America, MTN,
                           7.52%, 03/29/00                              2,430
                                                                       ------
                         Food / Beverage Products--3.8%
   2,500                  Anheuser-Busch Companies, Inc.,
                           6.75%, 08/01/03                              2,529
                                                                       ------
                         Health Care / Health Care Services--3.5%
   2,400                  Abbot Laboratories,
                           5.60%, 10/01/03                              2,332
                                                                       ------
                         Machinery & Engineering Equipment--3.7%
   2,400                  Caterpillar Financial Services Corp.,
                           6.95%, 11/01/00                              2,429
                                                                       ------
                         Restaurants--3.0%
   2,000                  McDonald's Corp.,
                           7.05%, 11/15/25                              1,972
                                                                       ------
                         Retailing--3.7%
   2,400                  Wal-Mart Stores Inc.,
                           6.75%, 05/15/02                              2,442
                                                                       ------
                         Total Corporate Notes & Bonds                 21,105
                         (Cost $21,047)                                ------

                         Residential Mortgage-Backed Pass
                         Through Securities--5.8%
                         ---------------------------------
                          Federal National Mortgage Association,
   1,796                   Pool 313166, 6.50%, 09/01/26                 1,740
                          Government National Mortgage Association,
   2,154                   Pool 416156, 6.50%, 02/15/26                 2,083
                                                                       ------
                         Total Residential Mortgage-Backed Pass         3,823
                          Through Securities (Cost $3,839)             ------



                       See notes to financial statements.

Chase Income Fund
Portfolio of Investments June 30, 1999 (unaudited) (continued)
(amounts in thousands)

Principal
  Amount
   USD              Issuer                                            Value
--------------------------------------------------------------------------------
Long-Term Investments--(continued)
--------------------------------------------------------------------------------
                    Asset Backed Security--0.9%
                    ---------------------------
  $576              PNC Student Loan Trust I,
                        Ser. 1997-2, Class A2,
                          6.14%, 01/25/00                             $    574
                    (Cost $576)
--------------------------------------------------------------------------------
                    Total Long-Term Investments                         61,762
                    (Cost $62,983)
--------------------------------------------------------------------------------
Short-Term Investments--5.5%
--------------------------------------------------------------------------------
                    U.S. Treasury Security--0.8%
                    ----------------------------
  518               U.S. Treasury Bill,
                        4.66%, 09/09/99                                    513
                                                                      --------
                    (Cost $513)
  Shares
                    Money Market Fund--3.7%
                    -----------------------
  2,438             Fidelity Colchester Street Trust
                        Government Fund                                  2,438
                    (Cost $2,438)                                     --------

Principal
  Amount
   USD
                    Repurchase Agreement--1.0%
                    --------------------------
  $682              Credit Suisse First Boston (Secured by
                        U.S. Treasury Bonds), in a joint trading
                        account at 5.15%, dated 06/30/99,
                        due 07/01/99; Proceeds $682                        682
                    (Cost $682)
--------------------------------------------------------------------------------
                    Total Short-Term Investments                         3,633
                    (Cost $3,633)
--------------------------------------------------------------------------------
                    Total Investments--98.6%                           $65,395
                    (Cost $66,616)
--------------------------------------------------------------------------------

Index:
#--Security may only be sold to qualified institutional buyers.
MTN--Medium Term Note.

                       See notes to financial statements.

Chase Intermediate Term Bond Fund
as of June 30, 1999
(unaudited)

How the Fund Performed

Chase Intermediate Term Bond Fund (Premier Shares) had a total return of -1.52% for the six-month period ended June 30, 1999. This compares to -1.42 for the Lipper Intermediate Investment Grade Debt Funds Index and -1.37% for the Lehman Aggregate Index.

How the Fund Was Managed

The Fund began the period with a neutral maturity structure, but the manager became defensive in February, cutting duration when fears grew that the Federal Open Markets Committee (FOMC) might adopt a tightening bias. After allowing duration to rise slightly in March, the manager continued to extend duration until it became relatively neutral in May.

From January to March, the Fund benefited from its overweight position in corporate and mortgage-backed securities relative to its benchmark index as these "spread" sectors outperformed Treasuries in the rising-rate environment.

Continuing to look for opportunities to increase yield in a difficult market, the Fund replaced Treasuries with Federal agency paper when yields on the latter widened dramatically due to large issuance. Additionally, the Fund built on its corporate and mortgage holdings in the April through June period, with the corporate holdings in particular performing well on a relative basis thanks to strong individual security analysis and selection.

Overall, the Fund's policy was one of staying relatively close to the index and capturing yield where possible without taking on excessive risk.

Where the Fund May Be Headed

Indicative of the difficult environment as the period came to an end was the eroding performance of the non-Treasury sectors, which generally tend to do relatively better than Treasuries in a rising rate environment. While keeping a close eye on liquidity and risk, the manager expects to add to corporate holdings selectively moving forward and may also take on more agency paper depending on yield spreads. In the manager's view, such a volatile environment creates both opportunity and risk, and therefore he intends to look for opportunities to increase income without taking on excessive risk.

Chase Intermediate Term Bond Fund
as of June 30, 1999
(unaudited)

Fund Facts

               Objective    Current income

     Primary investments    Intermediate-term, investment-grade bonds, notes and
                            debentures issued by corporations, the U.S.
                            government and its agencies

    Suggested investment
              time frame    Mid- to long-term

        Market benchmark    Lehman Aggregate Index

                            Lehman Intermediate Govt./Corp. Index

   Lipper Funds Universe    Intermediate Investment Grade Debt Funds Index

          Inception date    Premier Shares 10/3/94
                            Investor Shares 11/10/98

        Newspaper symbol    Not Listed

      Dividend Frequency    Daily

              Net Assets    Premier Shares $36 Million
                            Investor Shares $1 Million

        Average Maturity    7.7 years

        Average Duration    5.0 years

         Average Quality    AA


Average Maturity/Quality


------|-------|--------
      |   X   |        High
------|-------|--------
      |       |        Med.
------|-------|--------
      |       |        Low
------|-------|--------
Short   Int.    Long

Chase Intermediate Term Bond Fund
as of June 30, 1999
(unaudited)

Life of Fund Performance*

This chart shows what the long-term growth would have been of a hypothetical investment in the Chase Intermediate Term Bond Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.


                                                  10/94         6/95         6/96         6/97         6/98         6/99
Chase Intermediate Term Bond Fund                 10,000       11,068       11,439       12,128       13,199       13,516
Lipper Intermediate Grade Debt Funds Index        10,000       11,055       11,578       12,497       13,704       14,044
Lehman Aggregate Index                            10,000       11,196       11,758       12,716       14,057       14,499
Lehman Intermediate Govt./Corp. Index             10,000       10,949       11,497       12,327       13,380       13,940


Average Annual Total Returns

This table shows the average annual total returns. This is where you can see the Fund' short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.

                                                  Since Inception
                            1 Year      3 Years      (10/3/94)
                            ------      -------      ---------
Premier Shares               2.38%       5.71%         6.56%
Investor Shares              2.21%       5.65%         6.52%

*Source: Lipper Analytical Services. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund is currently waiving certain fees. The voluntary waiver may be modified or terminated at any time, which would reduce performance.

This chart represents the comparative performance for $10,000 invested in Premier Shares of Chase Intermediate Term Bond Fund, the Lehman Intermediate Gov't./Corp Index, the Lehman Aggregate Index and the Lipper Intermediate Investment Grade Debt Funds Index from October 31, 1994 to June 30, 1999. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark. Premier Shares carry a $1 million minimum initial investment and carry no sales charge.

Investor Shares commenced on 11/10/98 and have a minimum initial investment of $2,500. Please note internal expenses are greater for the Investor Shares class. Performance measurements for the Investor Shares prior to 11/10/98 are based on the predecessor Premier Shares and do not include Investor Share expenses.

Chase Intermediate Term Bond Fund is the successor to the AVESTA Trust Intermediate Term Bond Fund. Effective 12/31/97, the AVESTA Trust was converted from a Texas Trust to Mutual Fund Investment Trust ("MFIT"), a Massachusetts business trust. As part of the conversion, the Fund transferred all of its assets to Chase Intermediate Term Bond Fund, a new investment portfolio of MFIT.

Chase Intermediate Term Bond Fund, unlike the AVESTA Trust Intermediate Term Bond Fund, is subject to certain diversification, distribution and other requirements imposed under the Internal Revenue Code, which may impact performance.

The Lipper Intermediate Investment Grade Debt Funds Index represents performance of the largest 30 intermediate investment grade debt funds. Each of these funds invests the majority of its assets in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of five to 10 years. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge. An individual cannot invest directly in an index.

The Lehman Aggregate Index is composed of the Lehman Government/Corporate Bond Index and the Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in an index.

The Lehman Intermediate Gov't/Corp. Index includes the government and corporate bond indices, with maturities of one to 10 years, including U.S. governmental treasury and agency securities, corporate and Yankee bonds. An individual cannot invest directly in an index.

Chase Intermediate Term Bond Fund
as of June 30, 1999
(unaudited)

How Much of the Fund Was Invested

Cash/Other             (1.6%)
Investments           (98.4%)

What the Fund Was Invested In
Percentage of Total Portfolio Investments

Corporate Notes & Bonds                     (36.2%)
State and Municipal Obligations              (2.8%)
U.S. Government Agencies                     (6.7%)
Cash Equivalents & Short-Term Paper          (7.1%)
U.S. Treasury Securities                    (21.4%)
Residential Mortgage Backed Securities      (25.0%)

Chase Intermediate Term Bond Fund
Portfolio of Investments June 30, 1999 (unaudited)
(amounts in thousands)

Principal
 Amount
  USD          Issuer                                                 Value
--------------------------------------------------------------------------------
Long-Term Investments--86.0%
--------------------------------------------------------------------------------
               U.S. Treasury Securities--15.5%
               -------------------------------
                 U.S. Treasury Notes & Bonds,
$1,600             5.50%, 12/31/00                                    $1,601
   475             5.75%, 11/15/00                                       477
 3,570             6.25%, 08/15/23                                     3,586
                                                                      ------
               Total U.S. Treasury Securities                          5,664
               (Cost $5,851)                                          ------

               U.S. Government Agencies--6.6%
               ------------------------------
                 Federal Home Loan Bank,
 1,400             5.40%, 03/01/04                                     1,355
   500             6.01%, 07/28/28                                       457
   100             6.05%, 06/28/00                                       101
   500             7.00%, 04/02/07                                       514
                                                                      ------
               Total U.S. Government Agencies                          2,427
               (Cost $2,499)                                          ------

               State and Municipal Obligation--2.7%
               ------------------------------------
 1,000           Texas Water Resource Financing Authority
                 Revenue, 5.76%, 08/15/01                                995
               (Cost $1,000)                                          ------

               Corporate Notes & Bonds--35.7%
               ------------------------------
               Automotive--8.9%
   750           Borg-Warner Automotive,
                   6.50%, 02/15/09                                       709
   450           Chrysler Financial Corp.,
                   6.95%, 03/25/02                                       456
   600           Ford Capital B.V.,
                   9.38%, 05/15/01                                       631
   400           Ford Motor Co.,
                   6.63%, 02/15/28                                       361
   350           General Motors Acceptance Corp.,
                   6.63%, 10/15/05                                       346
   600           Paccar Financial Corp., MTN,
                   5.91%, 01/15/02                                       591

                       See notes to financial statements.

Chase Intermediate Term Bond Fund
Portfolio of Investments June 30, 1999 (unaudited) (continued)
(amounts in thousands)

Principal
 Amount
  USD          Issuer                                                 Value
--------------------------------------------------------------------------------
Long-Term Investments--86.0%
--------------------------------------------------------------------------------
               Automotive--(continued)
  $150           US Leasing Capital Corp.,
                   5.95%, 10/15/03                                    $  146
                                                                      ------
                                                                       3,240
                                                                      ------
               Banking--6.0%
   150           BankAmerica Corp.,
                   6.85%, 03/01/03                                       152
   350           Bank One Corp.,
                   7.13%, 05/15/07                                       352
   450           NationsBank Corp.,
                   7.15%, 05/15/03                                       459
   500           Norwest Corp.,
                   6.65%, 10/15/23                                       459
   750           Republic New York Corp.,
                   8.25%, 11/01/01                                       780
                                                                      ------
                                                                       2,202
                                                                      ------
               Electronics / Electrical Equipment--1.9%
   700           General Electric Capital Corp., MTN,
                   5.91%, 05/07/01                                       698
                                                                      ------
               Entertainment / Leisure--1.8%
   600           Time Warner Entertainment Co.,
                   8.38%, 03/15/23                                       650
                                                                      ------
               Financial Services--6.0%
                 Associates Corp. of North America,
   600             6.63%, 05/15/01                                       605
   150           MTN, 7.70%, 03/01/02                                    154
   200           Chubb Capital Corp.,
                   6.88%, 10/15/07                                       203
   300           Commercial Credit Corp.,
                   5.15%, 07/01/99                                       293
   500           Morgan Stanley Group, Inc.,
                   8.10%, 06/24/02                                       523
   400           Salomon Smith Barney Holdings Inc.,
                   7.00%, 03/15/04                                       403
                                                                      ------
                                                                       2,181
                                                                      ------

                       See notes to financial statements.

Chase Intermediate Term Bond Fund
Portfolio of Investments June 30, 1999 (unaudited) (continued)
(amounts in thousands)

Principal
 Amount
  USD          Issuer                                                 Value
--------------------------------------------------------------------------------
Long-Term Investments--86.0%
--------------------------------------------------------------------------------
               Insurance--1.6%
  $600           International Lease Finance Corp.,
                   5.95%, 06/01/01                                   $   597
                                                                     -------
               Machinery & Engineering Equipment--2.9%
 1,000           Caterpillar Inc.,
                   9.38%, 07/15/01                                     1,059
                                                                     -------
               Oil & Gas--2.0%
   750           Enron Corp.,
                   6.88%, 10/15/07                                       738
                                                                     -------
               Paper / Forest Products--1.5%
   500           Weyerhaeuser Co.,
                   7.95%, 03/15/25                                       532
                                                                     -------
               Shipping / Transportation--1.7%
   600            Norfolk Southern Corp., Ser. A, MTN,
                   7.40%, 09/15/06                                       614
                                                                     -------
               Utilities--1.4%
   500           Hydro-Quebec, Ser. B,
                   6.86%, 04/01/05                                       502
                                                                     -------
               Total Corporate Notes & Bonds                          13,013
               (Cost $13,288)                                        -------

               Residential Mortgage-Backed Pass
               Through Securities--25.5%
               --------------------------------
               Federal Home Loan Mortgage Corp.,
   1,241         Gold Pool C17245, 7.00%, 11/01/28                     1,229
   2,392         Gold Pool E77074, 6.00%, 05/01/14                     2,315
               Federal National Mortgage Association,
   98            Pool 124734, 6.50%, 03/01/00                             98
   334           Pool 250772, 7.00%, 12/01/03                            337
   404           Pool 398212, 6.50%, 02/01/13                            399
   1,751         Pool 398265, 6.00%, 03/01/28                          1,647
   1,046         Pool 442508, 6.00%, 09/01/13                          1,011

                       See notes to financial statements.

Chase Intermediate Term Bond Fund
Portfolio of Investments June 30, 1999 (unaudited) (continued)
(amounts in thousands)

Principal
 Amount
  USD          Issuer                                                 Value
--------------------------------------------------------------------------------
Long-Term Investments--86.0%
--------------------------------------------------------------------------------
               Government National Mortgage Association,
  $451           Pool 436259, 6.50%, 03/15/28                        $   435
   791           Pool 448704, 7.50%, 10/15/27                            801
   473           Pool 462508, 6.50%, 02/15/28                            456
   290           Pool 476305, 6.50%, 05/15/28                            279
   296           Pool 478172, 6.50%, 06/15/28                            286

               Total Residential Mortgage-Backed Pass
               Through Securities                                      9,293
               (Cost $9,554)
--------------------------------------------------------------------------------
               Total Long-Term Investments                            31,392
               (Cost $32,192)
--------------------------------------------------------------------------------
Short-Term Investments--12.6%
--------------------------------------------------------------------------------
               U.S. Treasury Securities--5.6%
               ------------------------------
               U.S. Treasury Bills,
   500           4.47%, 08/26/99                                         497
   550           4.64%, 09/23/99                                         545
 1,000           4.66%, 09/09/09                                         989
                                                                     -------
               Total U.S. Treasury Securities                          2,031
               (Cost $2,031)                                         -------

Shares
               Money Market Fund--3.6%
               -----------------------
 1,328           Fidelity Colchester Street Trust
                   Government Fund                                     1,328
               (Cost $1,328)                                         -------











                       See notes to financial statements.

Chase Intermediate Term Bond Fund
Portfolio of Investments June 30, 1999 (unaudited) (continued)
(amounts in thousands)

Principal
 Amount
  USD          Issuer                                                 Value
--------------------------------------------------------------------------------
Short-Term Investments--(continued)
--------------------------------------------------------------------------------
               Repurchase Agreement--3.4%
               --------------------------
$1,241           Credit Suisse First Boston (Secured by
                 U.S. Treasury Bonds), in a joint trading
                 account at 5.15%, dated 06/30/99,
                 due 07/01/99; Proceeds $1,241                        $1,241
               (Cost $1,241)
--------------------------------------------------------------------------------
               Total Short-Term Investments                            4,600
               (Cost $4,600)
--------------------------------------------------------------------------------
               Total Investments--98.6%                              $35,992
               (Cost $36,792)
--------------------------------------------------------------------------------

Index:
MTN--Medium Term Note.





                       See notes to financial statements.

                            Chase Money Market Fund
                              as of June 30, 1999
                                  (unaudited)

How the Fund Performed

Chase Money Market Fund (Premier Shares) had a total return of 2.28% for the six-month period ended June 30, 1999.

How the Fund Was Managed

The Fund started the period with an average maturity slightly below the index and, as interest rates climbed, the manager increased average maturity to a roughly neutral position to take advantage of higher-yielding paper.

The manager maintained a portfolio of high-quality paper, and achieved the longer average maturity by purchasing high-grade corporate notes. For most of the April through June period, the Fund's average maturity was in the 70 to 75 day range.

Overall, the Fund's policy was one of staying relatively close to the index and capturing yield where possible without taking on excessive risk.

Where the Fund May Be Headed

While keeping a close eye on liquidity and risk, the manager expects to continue to use any backup in yields as buying opportunities.

                            Chase Money Market Fund
                              as of June 30, 1999
                                  (unaudited)

Fund Facts

             Objective      Current income

   Primary investments      Maximum current income consistent with the
                            preservation of capital and maintenance of liquidity

 Suggested investment
           time frame       Short-term

       Inception date       Premier Shares 3/29/88
                            Investor Shares 11/9/98

     Newspaper symbol       Not Listed

   Dividend Frequency       Daily

           Net Assets       Premier Shares $214 Million
                            Investor Shares $1 Million

     Average Maturity       72 days

                            Chase Money Market Fund
                              as of June 30, 1999
                                  (unaudited)

Maturity Schedule
1-30 days                           55.9%
31-90 days                          21.8%
91-180 days                          4.2%
181+ days                           18.1%


7-Day SEC Yield
Premier Shares                       4.62%
Investor Shares                      4.52%

Performance information represents past performance and is not intended to indicate or predict future results. Yields will vary and you may experience gains or losses when you sell your shares.

The Fund is currently waiving certain fees. The voluntary waiver may be modified or terminated at any time, which would reduce performance.

Chase Money Market Fund is the successor to the AVESTA Trust Money Market Fund. Effective 12/31/97, the AVESTA Trust was converted from a Texas Trust to Mutual Fund Investment Trust ("MFIT"), a Massachusetts business trust. As part of the conversion, the Fund transferred all of its assets to Chase Money Market Fund, a new investment portfolio of MFIT.

The Chase Money Market Fund unlike the AVESTA Money Market Fund, is subject to certain diversification, distribution and other requirements imposed under the Internal Revenue Code, which may impact performance.

Premier Shares commenced on 3/29/88, carry a $1 million minimum initial investment and carry no sales charge. Investor Shares commenced on 11/9/98 and have a minimum initial investment of $2,500. Please note internal expenses are greater for the Investor Shares class. Performance measurements for the Investor Shares prior to 11/9/98 are based on the predecessor Premier Shares class and do not include Investor Share class expenses.

Yield information is net of expenses and fees, and reflects reimbursement and waiver of certain expenses and fees.

An investment in the Fund isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund is AAAm rated by Standard and Poor's. This rating is historical and is based upon the fund's credit quality, market exposure and management. It signifies that the fund's safety is excellent and that it has a superior capacity to maintain a $1.00 net asset value per share.

                            Chase Money Market Fund
                              as of June 30, 1999
                                  (unaudited)

How Much of the Fund Was Invested


Cash/Other         (0.5%)
Investments       (99.5%)


What the Fund Was Invested In
Percentage of Total Portfolio Investments


State and Municipal Obligations          (0.9%)
Bank Deposits                            (3.0%)
Corporate Notes & Bonds                 (36.9%)
Commercial Paper                        (59.2%)

Chase Money Market Fund
Portfolio of Investments June 30, 1999 (unaudited)
(amounts in thousands)

Principal
 Amount
  USD       Issuer                                                    Value
-------------------------------------------------------------------------------
            State & Municipal Obligation--0.9%
            ----------------------------------
$1,800       New York, New York, Taxable,
              Prerefunded, Ser. C,
              9.75%, 08/15/99                                        $ 1,844
                                                                     -------
           (Cost $1,844)

           Corporate Notes & Bonds--20.5%
           ------------------------------
           Automotive--2.3%
 3,000      Chrysler Financial Co., LLC, MTN,
              5.85%, 05/15/00                                          3,019
 2,000      Paccar Financial Corp., MTN,
              6.23%, 03/15/00                                          2,014
                                                                     -------
                                                                       5,033
                                                                     -------
           Banking--6.2%
 3,181      Citicorp,
              9.75%, 08/01/99                                          3,191
 3,000      Credit Suisse First Boston Corp.,
             (Switzerland), MTN,
              4.95%, 08/11/99                                          3,000
            U.S. Central Credit Union, MTN,
 2,000        5.08%, 04/19/00                                          1,999
 5,000        5.14%, 04/24/00                                          5,000
                                                                     -------
                                                                      13,190
                                                                     -------
           Diversified Machinery--2.0%
 2,250      Caterpillar Financial Services Corp., MTN,
              5.80%, 03/15/00                                          2,257
 2,000      John Deere Capital Corp., Ser. C, MTN,
              6.43%, 08/09/99                                          2,003
                                                                     -------
                                                                       4,260
                                                                     -------
           Financial Services--3.7%
            Beta Finance Corp., Inc., #
 2,000        5.20%, 03/01/00                                          2,000
 3,000        5.27%, 05/15/00                                          3,000
 1,000      CC USA Inc. (Cenntauri Corp.),
             (Cayman Islands), #
              5.68%, 06/15/00                                          1,000

                       See notes to financial statements.

Chase Money Market Fund
Portfolio of Investments June 30, 1999 (unaudited) (continued)
(amounts in thousands)

Principal
 Amount
  USD      Issuer                                                     Value
-------------------------------------------------------------------------------
           Financial Services--(continued)
$1,000      Commercial Credit Co.,
              6.13%, 03/01/00                                        $ 1,006
 1,000      Merrill Lynch & Co., Ser. B, MTN,
              5.56%, 06/30/00                                          1,000
                                                                     -------
                                                                       8,006
                                                                     -------
           Insurance--4.9%
            International Lease Finance Corp.,
 1,500        6.20%, 05/01/00                                          1,508
 5,000        Ser. I, MTN, 6.69%, 04/03/00                             5,051
 4,000      Travelers Property and Casualty Corp.,
              6.25%, 10/01/99                                          4,010
                                                                     -------
                                                                      10,569
                                                                     -------
           Retailing--1.4%
            Wal-Mart Stores Inc.,
 2,000        5.65%, 02/01/00                                          2,006
 1,000        5.85%, 06/01/00                                          1,003
                                                                     -------
                                                                       3,009
                                                                     -------
           Total Corporate Notes & Bonds                              44,067
                                                                     -------
           (Cost $44,067)

           Commercial Paper--59.0%
           -----------------------
           Asset Backed Securities--28.0%
 2,358      Alpine Security Corp.,
              4.97%, 07/12/99                                          2,354
 5,548      Centric Capital Corp.,
              4.91%, 07/09/99                                          5,542
 4,000      Ciesco L.P.,
              4.91%, 07/19/99                                          3,990
 9,500      Concord Minutemen Capital Co.,
              4.89%, 07/06/99                                          9,494
 4,454      Delaware Funding Corp.,
              5.13%, 07/08/99                                          4,450
 3,000      Edison Asset Securitization, LLC,
              4.76%, 08/02/99                                          2,987
 5,000      Greenwich Funding Corp.,
              4.98%, 07/20/99                                          4,987

                       See notes to financial statements.

Chase Money Market Fund
Portfolio of Investments June 30, 1999 (unaudited) (continued)
(amounts in thousands)

Principal
 Amount
  USD      Issuer                                                      Value
-------------------------------------------------------------------------------
           Asset Backed Securities--(continued)
$9,000      Greyhawk Funding LLC,
              4.82%, 08/02/99                                        $ 8,961
 5,554      Variable Funding Capital Corp.,
              5.26%, 07/20/99                                          5,539
 7,218      Windmill Funding Corp.,
              4.92%, 07/01/99                                          7,218
 4,800      Wood Street Funding Corp.,
              5.26%, 07/09/99                                          4,795
                                                                     -------
                                                                      60,317
                                                                     -------
           Banking--12.4%
 5,000      Credit Suisse First Boston Corp.
             (Switzerland),
              4.83%, 10/05/99                                          4,936
 4,947      Enterprise Funding Corp.,
              5.13%, 07/08/99                                          4,942
 5,000      ING America Insurance Holdings, Inc.
             (Netherlands),
              4.80%, 07/15/99                                          4,991
 4,000      San Paolo US Financial Co. (Italy),
              4.93%, 09/08/99                                          3,962
 8,000      Trident Capital Finance (France),
              4.82%, 07/28/99                                          7,971
                                                                     -------
                                                                      26,802
                                                                     -------
           Diversified Machinery--3.2%
 7,000      Caterpillar Inc.,
              4.78%, 08/13/99                                          6,960
           Entertainment / Leisure--1.4%
 3,000      Walt Disney Co.,
              5.33%, 02/02/00                                          2,907
           Financial Services--6.5%
 9,000      American Express Credit Corp.,
              4.80%, 08/09/99                                          8,954
 5,000      Associates First Capital Corp.,
              4.79%, 07/26/99                                          4,983
                                                                     -------
                                                                      13,937
                                                                     -------

                       See notes to financial statements.

Chase Money Market Fund
Portfolio of Investments June 30, 1999 (unaudited) (continued)
(amounts in thousands)

Principal
 Amount
  USD      Issuer                                                    Value
-------------------------------------------------------------------------------
           Metals / Mining--3.3%
$7,000      Rio Tinto America Inc.
             (United Kingdom),
              4.90%, 07/06/99                                        $ 6,995
                                                                     -------
           Oil & Gas--4.2%
 9,000      Statoil,
              4.88%, 07/08/99                                          8,991
                                                                     -------
           Total Commercial Paper                                    126,909
                                                                     -------
           (Cost $126,909)

           Corporate Notes & Bonds FRN--16.2%
           ----------------------------------
           Automotive--1.3%
 3,000      Toyota Motor Credit Corp. (Japan),
              5.01%, 09/23/99                                          3,000
           Banking--7.0%
 5,000      Comerica Bank,
              5.01%, 11/09/99                                          5,000
 2,000      Norwest Corp.,
              5.02%, 10/28/99                                          2,000
 8,000      PNC Bank, NA, Ser. CD,
              4.98%, 10/14/99                                          8,000
                                                                     -------
                                                                      15,000
                                                                     -------
           Financial Services--4.2%
            Goldman Sachs Group L.P., #
 6,000        5.08%, 04/11/00                                          6,000
 3,000        5.09%, 01/26/00                                          3,000
                                                                     -------
                                                                       9,000
                                                                     -------
           Utilities--3.7%
 8,000      National Rural Utilities Co.,
             Ser. C, MTN,
              5.01%, 11/23/99                                          8,000
                                                                     -------
           Total Corporate Notes & Bonds FRN                          35,000
                                                                     -------
           (Cost $35,000)

                       See notes to financial statements.

Chase Money Market Fund
Portfolio of Investments June 30, 1999 (unaudited) (continued)
(amounts in thousands)

Principal
 Amount
  USD      Issuer                                                    Value
-------------------------------------------------------------------------------
           Certificates of Deposit--1.8%
           -----------------------------
$3,000      Commerzbank AG, (Germany),
              5.12%, 04/25/00                                       $  2,998
 1,000      Royal Bank of Canada (Canada),
              5.12%, 03/20/00                                          1,000
                                                                    --------
           Total Certificates of Deposit                               3,998
                                                                    --------
           (Cost $3,998)

           Time Deposit--1.2%
           ------------------
 2,502      Banque National De Paris, (France),
              5.00%, 07/01/99                                          2,502
           (Cost $2,502)
-------------------------------------------------------------------------------
           Total Investments--99.6%                                 $214,320
           (Cost $214,320)
-------------------------------------------------------------------------------

Index:

#--Security may only be sold to qualified institutional buyers.

FRN--The maturity shown is the final maturity date. The rate shown is the rate in effect at June 30, 1999.

MTN--Medium Term Note.

Prerefunded--The maturity date shown is the date of the prerefunded call.



















See notes to financial statements.

         Chase Short-Intermediate Term U.S. Government Securities Fund
                              as of June 30, 1999
                                  (unaudited)

How the Fund Performed

Chase Short-Intermediate Term U.S. Government Securities Fund (Premier Shares) had a total return of -0.16% for the six-month period ended June 30, 1999. This compares to -0.45% for the Lipper Short Intermediate U.S. Government Funds Index and 0.47% for the Lehman Intermediate Government Index.

How the Fund Was Managed

The Fund began the period with a neutral maturity structure, but the manager became defensive in February, cutting duration when fears grew that the Federal Open Markets Committee (FOMC) might adopt a tightening bias. The Fund became duration neutral in the middle of May and remained so for the rest of the reporting period.

From January to March, the Fund maintained a slightly overweight position in mortgage-backed securities relative to its benchmark, and this helped overall performance as "spread" sectors outperformed Treasuries in the rising-rate environment. As the period continued, however, the Fund became overweight in Treasuries and underweight in mortgage-backed securities, and this proved helpful in June when the prices of mortgage-backed securities slid.

Overall, the Fund's policy was one of staying relatively close to the index and capturing yield where possible without taking on excessive risk.

Where the Fund May Be Headed

Indicative of the difficult environment as the period came to an end was the eroding performance of the non-Treasury sectors, which generally tend to do relatively better than Treasuries in a rising rate environment. While keeping a close eye on liquidity and risk, the manager may look to add to mortgage-backed holdings depending on yield spreads. In the manager's view, such a volatile environment creates both opportunity and risk, and therefore he intends to look for opportunities to increase income opportunities without taking on excessive risk.

         Chase Short-Intermediate Term U.S. Government Securities Fund
                              as of June 30, 1999
                                  (unaudited)

Fund Facts

               Objective         Current income

     Primary investments         Short-term debt securities issued by the
                                 U.S. government, its agencies and
                                 instrumentalities

    Suggested investment
              time frame         Short- to mid-term

        Market benchmark         Lehman 1-3 Year Government Index

                                 Lehman Intermediate Government Index

   Lipper Funds Universe         Short-Intermediate U.S. Government Funds Index

          Inception date         Premier Shares 4/1/93
                                 Investor Shares 11/10/98

        Newspaper symbol         ST US GV

      Dividend Frequency         Daily

              Net Assets         Premier Shares $32 Million
                                 Investor Shares $1 Million

        Average Maturity         3.1 years

        Average Duration         2.7 years

         Average Quality         AAA




Average Maturity/Quality

------|-------|--------
  X   |       |        High
------|-------|--------
      |       |        Med.
------|-------|--------
      |       |        Low
------|-------|--------
Short   Int.    Long

         Chase Short-Intermediate Term U.S. Government Securities Fund
                              as of June 30, 1999
                                  (unaudited)
Life of Fund Performance*

This chart shows what the long-term growth would have been of a hypothetical investment in the Chase Short-Intermediate Term U.S. Government Securities Fund compared to its key benchmarks. This is where you see the Fund's long-term trend.

This chart is for illustrative purposes only.

                                [CHART OMITTED]

June                                                             1993     1994     1995     1996     1997     1998     1999
Chase Short-Intermediate Term U.S. Government Securities Fund   10,090   10,080   10,908   11,308   11,928   12,744   13,279
Lipper Short-Intermediate U.S. Gov't. Funds Index               10,166   10,136   10,969   11,436   12,177   13,043   13,517
Lehman Intermediate Gov't. Index                                10,196   10,177   11,170   11,720   12,534   13,585   14,187
Lehman 1-3 Year Gov't. Index                                    10,116   10,277   11,077   11,691   12,465   13,312   13,996

Average Annual Total Returns

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.

                                                              Since Inception
                         1 Year     3 Years      5 Years          (4/1/93)
                         ------     -------      -------      ---------------
Premier Shares           4.18%       5.49%        5.67%            4.64%
Investor Shares          4.02%       5.44%        5.63%            4.62%

*Source: Lipper Analytical Services. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund is currently waiving certain fees. The voluntary waiver may be modified or terminated at any time, which would reduce performance.

This chart represents the comparative performance for $10,000 invested in Premier Shares of Chase Short-Intermediate Term U.S. Government Securities Fund, the Lehman 1-3 Year Government Index, the Lehman Intermediate Government Index and Lipper Short-Intermediate Term U.S. Government Funds Index from April 1, 1993 to June 30, 1999. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark. Premier Shares carry a $1 million minimum initial investment and carry no sales charge.

Investor Shares commenced on 11/10/98 and have a minimum initial investment of $2,500. Please note internal expenses are greater for the Investor Shares class. Performance measurements for the Investor Shares prior to 11/10/98 are based on the predecessor Premier Shares class and do not include Investor Share class expenses.

Chase Short-Intermediate Term U.S. Government Securities Fund is the successor to the AVESTA Trust Short-Intermediate Term U.S. Government Securities Fund. Effective 12/31/97, the AVESTA Trust was converted from a Texas Trust to Mutual Fund Investment Trust ("MFIT"), a Massachusetts business trust. As part of the conversion, the Fund transferred all of its assets to Chase Short-Intermediate Term U.S. Government Securities Fund, a new investment portfolio of MFIT.

Chase Short-Intermediate Term U.S. Government Securities Fund, unlike the AVESTA Trust Short-Intermediate Term U.S. Government Securities Fund, is subject to certain diversification, distribution and other requirements imposed under the Internal Revenue Code, which may impact performance.

The Lehman 1-3 Year Government Index is composed of bonds covered by the Government Bond Index with maturities of 1-3 years. The Lehman Intermediate Government Bond Index is composed of bonds covered by the Government Bond Index with maturities of 5-10 years. The indices are unmanaged and reflect the reinvestment of dividends. An individual cannot invest directly in an index.

The Lipper Short-Intermediate Term U.S. Government Fund Index represents performance of the 30 largest short-intermediate term debt funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge. An individual cannot invest directly in an index.

The Lehman Intermediate Government Index consists of U.S. agency and Treasury securities with maturities of one to 10 years. An individual cannot invest directly in an index.

Chase Short-Intermediate Term U.S. Government Securities Fund as of June 30, 1999
(unaudited)

How Much of the Fund Was Invested

Cash/Other               (1.4%)
Investments             (98.6%)

What the Fund Was Invested In
Percentage of Total Portfolio Investments

Cash Equivalents & Short-Term Paper         (4.9%)
U.S. Government Agencies                    (8.3%)
Residential Mortgage Backed Securities     (12.1%)
U.S. Treasury Securities                   (74.7%)

Chase Short-Intermediate Term
U.S. Government Securities Fund
Portfolio of Investments June 30, 1999 (unaudited)
(amounts in thousands)

Principal
 Amount
  USD               Issuer                                               Value
--------------------------------------------------------------------------------
Long-Term Investments--79.7%
--------------------------------------------------------------------------------
                    U.S. Treasury Securities--59.5%
                    -------------------------------
                      U.S. Treasury Notes & Bonds,
$3,500                  4.75%, 02/15/04                                  $ 3,367
 1,500                  4.75%, 11/15/08                                    1,377
 5,000                  5.50%, 12/31/00                                    5,003
 1,200                  5.50%, 03/31/03                                    1,192
   500                  5.50%, 02/15/08                                      486
   500                  5.63%, 11/30/00                                      501
 1,500                  5.63%, 12/31/02                                    1,498
 1,000                  5.63%, 02/15/06                                      985
 1,000                  5.75%, 11/30/02                                    1,002
   900                  5.88%, 11/30/01                                      906
   500                  5.88%, 09/30/02                                      503
 1,150                  6.50%, 05/31/01                                    1,170
 1,100                  6.88%, 05/15/06                                    1,158
   408                  7.75%, 11/30/99                                      413
                                                                         -------
                    Total U.S. Treasury Securities                        19,561
                    (Cost $19,679)                                       -------

                    U.S. Government Agencies--8.2%
                    ------------------------------
                      Federal Home Loan Bank,
 1,300                  6.79%, 04/17/01                                    1,321
                      Federal Farm Credit Bank,
1,330                   6.90%, 05/01/02                                    1,363
                                                                         -------
                    Total U.S. Government Agencies                         2,684
                    (Cost $2,639)                                        -------

                    Residential Mortgage-Backed Pass
                    Through Securities--12.0%
                    --------------------------------
                      Federal National Mortgage Association,
1,282                   Pool 190806, 6.00%, 05/01/01                       1,275
2,702                   Pool 251901, 6.50%, 08/01/13                       2,662
                                                                         -------
                    Total Residential Mortgage-Backed Pass                 3,937
                    Through Securities (Cost $3,994)
--------------------------------------------------------------------------------
                    Total Long-Term Investments                           26,182
                    (Cost $26,312)
--------------------------------------------------------------------------------



                       See notes to financial statements.

Chase Short-Intermediate Term
U.S. Government Securities Fund
Portfolio of Investments June 30, 1999 (unaudited) (continued)
(amounts in thousands)

Principal
 Amount
  USD               Issuer                                               Value
--------------------------------------------------------------------------------
Short-Term Investments--19.3%
--------------------------------------------------------------------------------
                    U.S. Treasury Securities--14.4%
                    -------------------------------
                      U.S. Treasury Bills,
$1,000                  4.10%, 07/29/99                                  $   997
 1,000                  4.45%, 08/05/99                                      996
   500                  4.47%, 08/26/99                                      497
   221                  4.57%, 09/16/99                                      219
 1,000                  4.62%, 09/16/99                                      990
 1,032                  4.66%, 09/09/99                                    1,023
                                                                         -------
                    Total U.S. Treasury Securities                         4,722
                    (Cost $4,722)                                        -------
Shares
                    Money Market Fund--4.5%
                    -----------------------
 1,487                Fidelity Colchester Street Trust
                        Government Fund                                    1,487
                    (Cost $1,487)                                        -------

Principal
 Amount
  USD
                    Repurchase Agreements--0.4%
                    ---------------------------
  $124                Credit Suisse First Boston (Secured by
                      U.S. Treasury Bonds), in a joint trading
                      account at 5.15%, dated 06/30/99, due
                      07/01/99; Proceeds $124                                124
                    (Cost $124)
--------------------------------------------------------------------------------
                    Total Short-Term Investments                           6,333
                    (Cost $6,333)
--------------------------------------------------------------------------------
                    Total Investments--99.0%                             $32,515
                    (Cost $32,645)
--------------------------------------------------------------------------------




                       See notes to financial statements.

Chase U.S. Government Securities Fund
as of June 30, 1999
(unaudited)

How the Fund Performed

Chase U.S. Government Securities Fund (Premier Shares) had a total return of -2.45% for the six-month period ended June 30, 1999. This compares to -2.67% for the Lipper General U.S. Government Funds Index and -2.27% for the Lehman Government Index.

How the Fund Was Managed

Given the Fund manager's view that the market had entered a corrective phase of consolidation, the Fund maintained a relatively neutral average maturity and duration throughout the period. From January to March, the Fund benefited somewhat from its slightly overweight position in mortgage-backed securities relative to its benchmark index as "spread" sectors outperformed Treasuries in the rising-rate environment.

Continuing to look for opportunities to increase yield in a difficult market, the Fund replaced Treasuries with Federal agency paper when yields on the latter widened dramatically due to large issuance. Overall, the Fund's policy was one of staying relatively close to the index and capturing yield where possible without taking on excessive risk.

Where the Fund May Be Headed

Indicative of the difficult environment as the period came to an end was the eroding performance of the non-Treasury sectors, which generally tend to do relatively better than Treasuries in a rising rate environment. While keeping a close eye on liquidity and risk, the manager may take on more agency paper depending on yield spreads. In the manager's view, such a volatile environment creates both opportunity and risk, and therefore he intends to look for opportunities to increase income without taking on excessive risk.

Chase U.S. Government Securities Fund
as of June 30, 1999
(unaudited)

Fund Facts

            Objective    Current income

  Primary investments    Debt securities issued or guaranteed by the U.S.
                         government, its agencies and instrumentalities

 Suggested investment
           time frame    Mid- to long-term

     Market benchmark    Lehman Government Index

Lipper Funds Universe    Lipper General U.S. Government Funds Index

       Inception date    Premier Shares 4/1/93
                         Investor Shares 11/10/98

     Newspaper symbol    Not Listed

   Dividend Frequency    Daily

           Net Assets    Premier Shares $6 Million
                         Investor Shares $1 Million

     Average Maturity    8.7 years

     Average Duration    5.3 years

      Average Quality    AAA



Average Maturity/Quality

------|-------|--------
      |   X   |        High
------|-------|--------
      |       |        Med.
------|-------|--------
      |       |        Low
------|-------|--------
Short   Int.    Long

Chase U.S. Government Securities Fund
as of June 30, 1999
(unaudited)

Life of Fund Performance*

This chart shows what the long-term growth would have been of a hypothetical investment in the Chase U.S. Government Securities Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.


June                                         1993         1994         1995      1996        1997         1998       1999
Chase U.S. Government Securities Fund       10,530        9,999       11,749    12,100      12,960       14,575     14,902
Lipper General U.S. Gov't. Funds Index      10,253        9,938       10,993    11,387      12,232       13,450     13,667
Lehman Gov't. Index                         10,289       10,152       11,376    11,889      12,769       14,205     14,638

Average Annual Total Returns

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.

                                                                Since Inception
                              1 Year      3 Years     5 Years      (4/1/93)
                              ------      -------     -------      --------
Premier Shares                 2.25%       7.19%        8.31%        6.59%
Investor Shares                2.10%       7.14%        8.27%        6.57%

*Source: Lipper Analytical Services. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund is currently waiving certain fees. The voluntary waiver may be modified or terminated at any time, which would reduce performance.

This chart represents the comparative performance for $10,000 invested in Premier Shares of Chase U.S. Government Securities Fund, the Lehman Government Index, and Lipper General U.S. Government Funds Index from April 1, 1993 to June 30, 1999. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark. Premier Shares carry a $1 million minimum initial investment and carry no sales charge.

Investor Shares commenced on 11/10/98 and have a minimum initial investment of $2,500. Please note internal expenses are greater for the Investor Shares class. Performance measurements for the Investor Shares prior to 11/10/98 are based on the predecessor Premier Shares class and do not include Investor Share class expenses.

Chase U.S. Government Securities Fund is the successor to the AVESTA Trust U.S. Government Securities Fund. Effective 12/31/97, the AVESTA Trust was converted from a Texas Trust to Mutual Fund Investment Trust ("MFIT"), a Massachusetts business trust. As part of the conversion, the Fund transferred all of its assets to Chase U.S. Government Securities Fund, a new investment portfolio of MFIT.

Chase U.S. Government Securities Fund, unlike the AVESTA U.S. Government Securities Fund, is subject to certain diversification, distribution and other requirements imposed under the Internal Revenue Code, which may impact performance.

Lehman Government Index is composed of the Lehman Treasury Bond Index and the Agency Bond Index and includes Treasury bonds and debt issued by the U.S. Government and its agencies. The index is unmanaged and includes the reinvestment of dividends. An individual cannot invest directly in an index.

The Lipper General U.S. Government Funds Index represents performance of the 30 largest U.S. government securities funds. Lipper is an independent mutual fund performance monitor whose results do not reflect a sales charge. An individual cannot invest directly in an index.

Chase U.S. Government Securities Fund
as of June 30, 1999
(unaudited)

How Much of the Fund Was Invested

Cash/Other           (1.3%)
Investments         (98.7%)

What the Fund Was Invested In
Percentage of Total Portfolio Investments

U.S. Government Agencies                  (7.0%)
Cash Equivalents & Short-Term Paper       (8.5%)
Residential Mortgage Backed Securities   (12.5%)
U.S. Treasury Securities                 (72.0%)

Chase U.S. Government Securities Fund
Portfolio of Investments June 30, 1999 (unaudited)
(amounts in thousands)

Principal
 Amount
  USD               Issuer                                                Value
--------------------------------------------------------------------------------
Long-Term Investments--83.6%
--------------------------------------------------------------------------------
                    U.S. Treasury Securities--64.3%
                    -------------------------------
                      U.S. Treasury Notes & Bonds,
$1,200                  5.50%, 05/31/00                                   $1,202
   700                  5.75%, 08/15/03                                      700
   535                  6.25%, 10/31/01                                      543
 1,825                  6.25%, 08/15/23                                    1,834
   350                  6.50%, 08/31/01                                      356
                                                                          ------
                    Total U.S. Treasury Securities                         4,635
                    (Cost $4,793)                                         ------

                    U.S. Government Agencies--6.9%
                    ------------------------------
   500                Federal National Mortgage Association,
                        6.38%, 06/15/09                                      496
                    (Cost $499)                                           ------

                    Residential Mortgage-Backed Pass
                    Through Securities--12.4%
                    --------------------------------
   470                Federal Home Loan Mortgage Corp.,
                        Gold Pool E00570, 6.00%, 09/01/13                    454
   458                Government Mortgage Association Corp.,
                        Pool 407230, 6.50%, 01/15/28                         440
                                                                          ------
                    Total Residential Mortgage-Backed Pass
                    Through Securities                                       894
                    (Cost $932)
--------------------------------------------------------------------------------
                    Total Long-Term Investments                            6,025
                    (Cost $6,224)
--------------------------------------------------------------------------------




                       See notes to financial statements.

Chase U.S. Government Securities Fund
Portfolio of Investments June 30, 1999 (unaudited) (continued)
(amounts in thousands)

Principal
 Amount
  USD               Issuer                                                Value
--------------------------------------------------------------------------------
Short-Term Investments--15.3%
--------------------------------------------------------------------------------
                    U.S. Treasury Securities--6.9%
                    ------------------------------
  $500                U.S. Treasury Bill,
                        5.00%, 09/23/99                                   $  495
                    (Cost $495)                                           ------

Shares
                    Money Market Fund--4.2%
                    -----------------------
   307                Fidelity Colchester Street Trust
                        Government Fund                                      307
                    (Cost $307)                                           ------

Principal
 Amount
  USD
                    Repurchase Agreements--4.2%
                    ---------------------------
  $302                Credit Suisse First Boston (Secured by
                        U.S. Treasury Bonds),in a joint trading
                        account at 5.15%, dated 06/30/99, due
                        07/01/99; Proceeds $302                              302
                    (Cost $302)
--------------------------------------------------------------------------------
                    Total Short-Term Investments                           1,104
                    (Cost $1,104)
--------------------------------------------------------------------------------
                    Total Investments--98.9%                              $7,129
                    (Cost $7,328)
--------------------------------------------------------------------------------




                       See notes to financial statements.

Chase Funds
Statement of Assets and Liabilities As of June 30, 1999 (unaudited)
--------------------------------------------------------------------------------
(amounts in thousands, except for per share amounts)

                                                                                           Chase
                                                                                    Short-Intermediate
                                                         Chase                            Term U.S.       Chase U.S.
                                       Chase          Intermediate       Chase           Government        Government
                                       Income           Term Bond      Money Market      Securities        Securities
                                        Fund              Fund             Fund             Fund               Fund
ASSETS:
Investment securities,
   at value (Note 1) ............    $ 65,395          $ 35,992          $214,320         $ 32,515          $  7,129

Cash ............................        --                  45                 1              180                 1
Receivables:
   Trust shares sold ............          81                99              --                 59              --
   Interest .....................         933               429             1,071              218                84
   Expense reimbursement
     from Distributor ...........           9                 5                 4                8                11
     Total Assets ...............      66,418            36,570           215,396           32,980             7,225

LIABILITIES:
Payables:
   Trust shares redeemed ........           4                 1              --                 84              --
   Dividends payable ............          15                 7               176                2              --
Accrued liabilities: (Note 2)
   Investment advisory fees .....          18                 1                40                4              --
   Administration fees ..........           8                 4                27                4              --
   Custodian fees ...............           8                17                16                7                 5
   Other ........................          18                38                64               20                14
     Total Liabilities ..........          71                68               323              121                19

NET ASSETS:
Paid in capital .................      67,406            37,395           215,073           32,895             7,440
Accumulated undistributed
   net investment income ........           3              --                --               --                --
Accumulated undistributed
   net realized gain (loss)
   on investments ...............         159               (93)             --                 94               (35)
Net unrealized depreciation
   of investments ...............      (1,221)             (800)             --               (130)             (199)
     Net Assets .................    $ 66,347          $ 36,502          $215,073         $ 32,859          $  7,206

Shares of beneficial interest
   outstanding ($.001 par value;
   unlimited number of shares
   authorized)
     Premier Shares .............       3,404             2,944           215,013            2,672               543
     Investor Shares.............          10                 9                60                1                 4
Net Asset Value, maximum
   offering and redemption
   price per share
     Premier Shares .............    $  19.43          $  12.36          $   1.00         $  12.29          $  13.18
     Investor Shares ............    $  19.44          $  12.36          $   1.00         $  12.29          $  13.18

Cost of Investments .............    $ 66,616          $ 36,792          $214,320         $ 32,645          $  7,328


                       See notes to financial statements.

Chase Funds
Statement of Operations For the six months ended June 30, 1999 (unaudited)
--------------------------------------------------------------------------------
(amounts in thousands)


                                                                                    Chase
                                                                               Short-Intermediate
                                                     Chase                         Term U.S.          Chase U.S.
                                        Chase     Intermediate      Chase          Government         Government
                                        Income     Term Bond     Money Market      Securities         Securities
                                         Fund         Fund          Fund              Fund               Fund
                                        ------    ------------   ------------     -----------        ------------
INTEREST INCOME ......................  $1,845      $1,018         $5,310            $857               $149

EXPENSES: (Note 2)
Investment advisory fees .............    157           86            314              78                 13
Administration fees ..................     48           26            158              24                  4
Distribution fees ....................      1            1              1               1                  1
Custodian fees .......................     29           31             28              25                 17
Printing and postage .................     12           10             44               7                  1
Professional fees ....................     15           16             20              14                  7
Registration costs ...................     10           18             26              10                 14
Transfer agent fees ..................     23           32             31              33                 30
Trustees' fees .......................      1            1              5               1                 --
Other ................................      5            3              4              --                  1
                                       ------        -----          -----            ----               ----
   Total expenses ....................    301          224            631             193                 88
                                       ------        -----          -----            ----               ----
   Less amounts waived
     (Note 2D) .......................     54           79             91              57                 18
   Less expenses borne by
     Distributor .....................      9           14             15              18                 50
                                       ------        -----          -----            ----               ----
   Net expenses ......................    238          131            525             118                 20
                                       ------        -----          -----            ----               ----
   Net investment income .............  1,607          887          4,785             739                129
                                       ------        -----          -----            ----               ----

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss)
   on investments ....................   (419)        (121)             1             (13)               (35)
Change in net unrealized
   depreciation on
   investments ....................... (2,904)      (1,312)            --            (764)              (231)
                                       ------        -----          -----            ----               ----
   Net realized and unrealized
     gain (loss)
     on investments .................. (3,323)      (1,433)             1            (777)              (266)
                                       ------        -----          -----            ----               ----
   Net increase (decrease)
     in net assets
     from operations .................$(1,716)       $(546)        $4,786            $(38)             $(137)
                                       ======        =====         ======            ====              =====



                       See notes to financial statements.

Chase Funds
Statements of Changes in Net Assets For the periods indicated (unaudited)
--------------------------------------------------------------------------------
(amounts in thousands)

                                              Chase Income         Chase Intermediate            Chase
                                                  Fund               Term Bond Fund         Money Market Fund
                                           --------------------    -------------------     --------------------
                                           01/01/99     Year       01/01/99     Year       01/01/99      Year
                                           Through      Ended      Through      Ended      Through       Ended
                                           06/30/99    12/31/98    06/30/99    12/31/98    06/30/99     12/31/98
                                           --------    --------    --------    --------    --------     --------
Increase (Decrease) in Net
   Assets From Operations:
Net investment income ..................... $1,607      $2,929     $    887    $ 1,335    $   4,785   $   8,450
Net realized gain (loss) on investments ...   (419)      1,952         (121)       409            1          (1)
Change in net unrealized appreciation/
   depreciation on investments ............ (2,904)        132       (1,312)       138           --          --
                                            ------      ------     --------    -------     --------    --------
   Increase (decrease) in net assets
     from operations ...................... (1,716)      5,013         (546)     1,882        4,786       8,449
                                            ------      ------     --------    -------     --------    --------
Distributions to
   shareholders from:
Net investment income ..................... (1,607)     (2,929)        (887)    (1,335)      (4,785)     (8,450)
In excess of net investment income ........     --         (18)          --         --           --          --
Net realized gain on
   investment transactions ................     --      (1,353)          --       (381)          --          --
In excess of net realized gain on
   investment transactions ................     --          --           --         --           --          --
                                            ------      ------     --------    -------     --------    --------
   Total distributions to shareholders .... (1,607)     (4,300)        (887)    (1,716)      (4,785)     (8,450)
                                            ------      ------     --------    -------     --------    --------
Increase from capital share
   transactions (note 5) ..................  9,592       8,036        5,054     14,119       19,579      60,915
                                            ------      ------     --------    -------     --------    --------
   Total increase in net assets ...........  6,269       8,749        3,621     14,285       19,580      60,914

Net assets:
   Beginning of period .................... 60,078      51,329       32,881     18,596      195,493     134,579
                                            ------      ------     --------    -------     --------    --------
   End of period ..........................$66,347     $60,078      $36,502    $32,881     $215,073    $195,493
                                            ======      ======     ========    =======     ========    ========

                                            Chase Short-Intermediate
                                              Term U.S. Government      Chase U.S. Government
                                                Securities Fund            Securities Fund
                                               -------------------       -------------------
                                                01/01/99     Year         01/01/99    Year
                                                Through      Ended        Through     Ended
                                               06/30/99    12/31/98      06/30/99   12/31/98
                                               --------    --------      --------   --------
Increase (Decrease) in Net
   Assets From Operations:
Net investment income .....................     $    739    $  1,444     $   129     $   155
Net realized gain (loss) on investments ...          (13)        215         (35)        168
Change in net unrealized appreciation/
   depreciation on investments ............         (764)        344        (231)        (59)
                                                --------     -------     -------      ------
   Increase (decrease) in net assets
     from operations ......................          (38)      2,003        (137)        264
                                                --------     -------     -------      ------
Distributions to
   shareholders from:
Net investment income .....................         (739)     (1,444)       (129)       (155)
In excess of net investment income ........           --         (11)         --          --
Net realized gain on
   investment transactions ................           --         (96)         --        (168)
In excess of net realized gain on
   investment transactions ................           --          --          --          (2)
                                                --------     -------     -------      ------
   Total distributions to shareholders ....         (739)     (1,551)       (129)       (325)
                                                --------     -------     -------      ------
Increase from capital share
   transactions (note 5) ..................        3,072       6,164       3,838         767
                                                --------     -------     -------      ------
   Total increase in net assets ...........        2,295       6,616       3,572         706

Net assets:
   Beginning of period ....................       30,564      23,948       3,634       2,928
                                                --------     -------     -------      ------
   End of period ..........................      $32,859     $30,564      $7,206      $3,634
                                                ========     =======     =======      ======

                       See notes to financial statements.

Chase Funds
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies--Mutual Fund Investment Trust (the "Trust") was organized on September 23, 1997 as a Massachusetts Business Trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. Chase Income Fund ("CIF"), Chase Intermediate Term Bond Fund ("CIBF"), Chase Money Market Fund ("CMMF"), Chase Short-Intermediate Term U.S. Government Securities Fund ("CISF") and Chase U.S. Government Securities Fund ("CGSF"), collectively, the "Funds", are separate series of the Trust. Each Fund offers both Premier and Investor classes of shares.

All classes of shares have equal voting rights as to earnings, assets and voting privileges, except that each class may bear different transfer agent, distribution, and shareholder servicing expenses, and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreement. Premier Shares may be purchased only by Financial Intermediaries who are able to meet the minimum investment requirement.

The Funds were established on January 1, 1998 for the conversion of the AVESTA Trust to the newly created Chase Funds of the Mutual Fund Investment Trust. AVESTA Trust contributed securities and other assets (net of liabilities) in a tax-free exchange for shares of the corresponding portfolio of the newly created Funds.The Chase Manhattan Bank agreed to bear all costs related to the conversion.

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   A. Valuation of investments--Except for CMMF, bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

   Money market instruments held by CMMF are valued at amortized cost, which approximates market value. The Trust's use of amortized cost is subject to the Trust's compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

Chase Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

   B. Repurchase agreements--Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Funds of the Trust may transfer uninvested cash balances into one or more joint trading accounts for the purpose of investing in repurchase agreements. It is the Funds' policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held in one or more joint trading accounts by the Trust's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

   C. Security transactions and investment income--Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued adjusted for amortization of premiums and accretion of discounts.

   D. Expenses--Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses (including transfer agent fees) are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

   E. Federal income taxes--Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, each Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

   F. Distributions to shareholders--Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition--"temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

Chase Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

2. Fees and Other Transactions with Affiliates

   A. Investment advisory fee--Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank ("Chase" or the "Advisor") acts as the Investment Advisor to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As Investment Advisor, Chase supervises the investments of the Funds and for such services is paid a fee.The fee is computed daily and paid monthly at an annual rate equal to 0.30% for CMMF and 0.50% for CIF, CIBF, CISF and CGSF of the average daily net assets, respectively. The Advisor voluntarily waived some or all of its fees as outlined in Note 2.D.

   Chase Texas, a wholly-owned subsidiary of The Chase Manhattan Corporation, is the Sub-Investment Advisor to each Fund. Pursuant to the Sub-Investment Advisory Agreement between Chase Texas and Chase, Chase Texas is entitled to receive a fee payable by Chase from its advisory fee, at an annual rate equal to 0.15% for CMMF and 0.25% for CISF, CGSF, CIBF and CIF of average daily net assets, respectively.

   B. Distribution and Sub-administration fees--Pursuant to a Distribution and Sub-Administration Agreement, Chase Fund Distributors, Inc. ("CFD" or the "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., acts as the Funds' distributor and sub-administrator.

   The Trust has adopted a Rule 12b-1 distribution plan for Investor Class shares, which provides for the payment of distribution fees at an annual rate of up to 0.10% of the average daily net assets attributable to Investor Class shares of the Money Market Fund and at an annual rate of up to 0.25% of the average daily net assets attributable to Investor Class shares of each other Fund.

   For the sub-administrative services it performs, CFD is entitled to receive a fee from each Fund at annual rate equal to 0.05% of the Fund's average daily net assets.

   The Distributor voluntarily waived some or all of its fees as outlined in
   Note 2.D.

   C. Administration fee--Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust. For these services and facilities, the Administrator receives from each Fund a fee computed at the annual rate equal to 0.10% of the respective Fund's average daily net assets. The Administrator voluntarily waived some or all of its fees as outlined in Note 2.D.

   D. Waiver of fees--For the six months ended June 30, 1999, the Administrator, Distributor and Investment Advisor voluntarily waived fees for each of the Funds as follows (in thousands):

                                  CIF      CIBF      CMMF      CISF      CGSF
                                  ---      ----      ----      ----      ----
   Investment Advisory .........  $53      $78       $90       $56       $13
   Administration ..............   --       --        --        --         4
   Distribution ................    1        1         1         1         1
                                  ---      ---       ---       ---       ---
   Total .......................  $54      $79       $91       $57       $18
                                  ===      ===       ===       ===       ===

   E. Other--Certain officers of the Trust are officers of Chase Fund Distributors, Inc. or of its parent corporation, The BISYS Group, Inc.

   Chase provides portfolio accounting and custody services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees.

Chase Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

3. Investment Transactions--For the six months ended June 30, 1999, purchases and sales of investments (excluding short-term investments) were as follows (in thousands):

                                        CIF      CIBF      CISF     CGSF
                                        ---      ----      ----     ----
Purchases (excluding
   U.S. Government) ................  $  500    $4,871   $   --    $  --
Sales (excluding
   U.S. Government) ................     275        --       --       --
Purchases of U.S. Government .......  16,115     8,858   14,733    3,515
Sales of U.S. Government ...........   4,807     7,650   13,765      540

4. Federal Income Tax Matters--For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 1999 are as follows (in thousands):

                                        CIF      CIBF      CISF      CGSF
                                        ---      ----      ----      ----
Aggregate cost                        $66,616   $36,792   $32,645   $7,328
                                      -------   -------   -------   ------
Gross unrealized appreciation            $348      $111      $114      $10
Gross unrealized depreciation          (1,569)     (911)     (244)    (209)
                                      -------   -------   -------   ------
Net unrealized depreciation           $(1,221)  $  (800)  $  (130)  $ (199)
                                      =======   =======   =======   ======

Chase Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

5. Transactions in Shares of Beneficial Interest--Transactions in Shares of Beneficial Interest were as follows for the periods presented (in thousands):

                                                  Chase Income Fund
                                          -------------------------------------
                                           1/1/99 Through        Year Ended
Premier Shares                                6/30/99             12/31/98
                                          ----------------     ----------------
                                          Amount    Shares     Amount    Shares
                                          ------    ------     ------    ------
Shares sold ...........................   $13,972      700     $20,818    1,014
Shares issued in reinvestment
   of distributions ...................     1,525       77       3,601      175
Shares redeemed .......................    (6,098)    (307)    (16,394)    (798)
                                          -------     ----    --------    -----
Net increase in Trust
   shares outstanding .................   $ 9,399      470     $ 8,025      391
                                          =======     ====     =======    =====

                                                  Chase Income Fund
                                          -------------------------------------
                                           1/1/99 Through      11/10/98* Through
Investor Shares                               6/30/99              12/31/98
                                          ----------------     ----------------
                                          Amount    Shares     Amount    Shares
                                          ------    ------     ------    ------
Shares sold ...........................   $ 200          9      $ 10          1
Shares issued in reinvestment
   of distributions ...................       2         --         1         --
Shares redeemed .......................      (9)        --        --         --
                                          -----       ----      ----       ----
Net increase in Trust
   shares outstanding .................   $ 193          9      $ 11          1
                                          =====       ====      ====       ====

                                           Chase Intermediate Term Bond Fund
                                          -------------------------------------
                                           1/1/99 Through        Year Ended
Premier Shares                                6/30/99             12/31/98
                                          ----------------     ----------------
                                          Amount    Shares     Amount    Shares
                                          ------    ------     ------    ------
Shares sold ...........................  $ 8,157       644    $ 20,306    1,576
Shares issued in reinvestment
   of distributions ...................      847        67       1,431      111
Shares redeemed .......................   (4,059)     (321)     (7,628)    (591)
                                         -------      ----    --------    -----
Net increase in Trust
   shares outstanding .................  $ 4,945       390    $ 14,109    1,096
                                         =======      ====    ========    =====

                                            Chase Intermediate Term Bond Fund
                                          -------------------------------------
                                           1/1/99 Through      11/10/98* Through
Investor Shares                                6/30/99              12/31/98
                                          ----------------     ----------------
                                          Amount    Shares     Amount    Shares
                                          ------    ------     ------    ------
Shares sold ...........................   $ 108         8       $ 10          1
Shares issued in reinvestment
   of distributions ...................       1        --         --         --
Shares redeemed .......................      --        --         --         --
                                          -----      ----       ----       ----
Net increase in Trust
   shares outstanding .................   $ 109         8       $ 10          1
                                          =====      ====       ====       ====

                                               Chase Money Market Fund
                                          -------------------------------------
                                           1/1/99 Through       Year Ended
Premier Shares                                6/30/99            12/31/98
                                          ----------------    ----------------
                                          Amount    Shares    Amount    Shares
                                          ------    ------    ------    ------
Shares sold ...........................  $142,250   142,250  $241,189   241,189
Shares issued in reinvestment
   of distributions ...................     3,758     3,758     6,713     6,713
Shares redeemed .......................  (126,472) (126,472) (187,004) (187,004)
                                         --------  --------  --------  --------
Net increase in Trust
   shares outstanding .................  $ 19,536    19,536   $ 60,898   60,898
                                         ========  ========  =========  =======

Chase Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

                                                Chase Money Market Fund
                                          -------------------------------------
                                           1/1/99 Through      11/9/98* Through
Investor Shares                               6/30/99              12/31/98
                                          ----------------     ----------------
                                          Amount    Shares     Amount    Shares
                                          ------    ------     ------    ------
Shares sold ...........................    $ 73        73       $ 17         17
Shares issued in reinvestment
   of distributions ...................       1         1         --         --
Shares redeemed .......................     (31)      (31)        --         --
                                           ----      ----       ----       ----
Net increase in Trust
   shares outstanding .................    $ 43        43       $ 17         17
                                           ====      ====       ====       ====

                                               Chase Short-Intermediate Term
                                              U.S. Government Securities Fund
                                          -------------------------------------
                                           1/1/99 Through       Year Ended
Premier Shares                                6/30/99            12/31/98
                                          ----------------    ----------------
                                          Amount    Shares    Amount    Shares
                                          ------    ------    ------    ------
Shares sold ...........................  $ 6,788       547   $11,638       931
Shares issued in reinvestment
   of distributions ...................      725        59     1,293       103
Shares redeemed .......................   (4,446)     (360)   (6,777)     (540)
                                         -------     -----   -------     -----
Net increase in Trust
   shares outstanding .................  $ 3,067       246   $ 6,154       494
                                         =======     =====   =======     =====

                                              Chase Short-Intermediate Term
                                             U.S. Government Securities Fund
                                          -------------------------------------
                                           1/1/99 Through      11/10/98* Through
Investor Shares                               6/30/99              12/31/98
                                          ----------------     ----------------
                                          Amount    Shares     Amount    Shares
                                          ------    ------     ------    ------
Shares sold ...........................     $ 5        --       $ 10         1
Shares issued in reinvestment
   of distributions ...................      --        --         --        --
Shares redeemed .......................      --        --         --        --
                                           ----      ----       ----      ----
Net increase in Trust
   shares outstanding .................     $ 5        --       $ 10         1
                                           ====      ====       ====      ====

                                          Chase U.S. Government Securities Fund
                                          -------------------------------------
                                           1/1/99 Through       Year Ended
Premier Shares                                6/30/99            12/31/98
                                          ----------------    ----------------
                                          Amount    Shares    Amount    Shares
                                          ------    ------    ------    ------
Shares sold ...........................  $ 3,946       292    $ 1,942       135
Shares issued in reinvestment
   of distributions ...................      128        10        286        21
Shares redeemed .......................     (279)      (21)    (1,472)     (103)
                                         -------      ----    -------     -----
Net increase in Trust
   shares outstanding .................  $ 3,795       281      $ 756        53
                                         =======      ====    =======     =====

                                          Chase U.S. Government Securities Fund
                                          -------------------------------------
                                           1/1/99 Through      11/10/98* Through
Investor Shares                               6/30/99              12/31/98
                                          ----------------     ----------------
                                          Amount    Shares     Amount    Shares
                                          ------    ------     ------    ------
Shares sold ...........................    $ 43         3       $ 10         1
Shares issued in reinvestment
   of distributions ...................      --        --          1        --
Shares redeemed .......................      --        --         --        --
                                           ----      ----       ----      ----
Net increase in Trust
   shares outstanding .................    $ 43         3       $ 11         1
                                           ====      ====       ====      ====

*Commencement of offering of class of shares.

Chase Funds
Financial Highlights (unaudited)  (throughout each period indicated)
--------------------------------------------------------------------------------

                                                                      Chase Income Fund
                                           -------------------------------------------------------------------------------------
                                                                       Premier Shares                        Investor Shares
                                           ----------------------------------------------------------      ---------------------
                                           01/01/99               For the Years Ended December 31,         01/01/99   11/10/98**
                                           Through       --------------------------------------------       Through    Through
                                           06/30/99      1998       1997      1996      1995     1994       06/30/99   12/31/98
                                           --------      ----       ----      ----      ----     ----       --------   --------
Per Share Operating Performance:
Net Asset Value, Beginning of Period        $20.47      $20.18     $18.56    $18.21    $15.39   $16.11       $20.46      $20.77
                                            ------      ------     ------    ------    ------   ------       ------      ------
Income from Investment Operations:
   Net Investment Income                      0.50        1.09       1.14      1.00      0.97     0.84         0.48        0.14
   Net Gains or Losses in Securities
    (both realized and unrealized)           (1.04)       0.77       0.48     (0.65)     1.85    (1.56)       (1.02)       0.18
                                            ------      ------     ------    ------    ------   ------       ------      ------
   Total from Investment Operations          (0.54)       1.86       1.62      0.35      2.82    (0.72)       (0.54)       0.32
                                            ------      ------     ------    ------    ------   ------       ------      ------
Less Distributions:
   Dividends from Net Investment
    Income                                    0.50        1.09         --        --        --       --         0.48        0.15
   Distributions from Capital Gains             --        0.48         --        --        --       --           --        0.48
                                            ------      ------     ------    ------    ------   ------       ------      ------
   Total Distributions                        0.50        1.57         --        --        --       --         0.48        0.63
                                            ------      ------     ------    ------    ------   ------       ------      ------
Net Asset Value, End of Period              $19.43      $20.47     $20.18    $18.56    $18.21   $15.39       $19.44      $20.46
                                            ======      ======     ======    ======    ======   ======       ======      ======

Total Return                                 (2.67%)      9.47%      8.73%     1.91%    18.38%   (4.47%)      (2.69%)      1.54%
Ratios/Supplemental Data:
Net Assets, End of Period (millions)           $65         $60        $51       $54       $57      $52           $1          $1
Ratios to Average Net Assets:#
   Expenses                                   0.75%       0.75%      0.75%     0.75%     0.75%    0.75%        1.00%       1.03%
   Net Investment Income                      5.07%       5.28%      5.82%     5.58%     5.77%    5.43%        4.89%       4.72%
   Expenses Without Waivers and
    Assumption of Expenses                    0.93%       0.94%      1.14%     1.07%     1.08%    1.07%       11.64%       1.44%
   Net Investment Income Without Waivers
    and Assumption of Expenses                4.89%       5.09%      5.43%     5.26%     5.44%    5.11%       (5.75%)      4.31%
Portfolio Turnover Rate                          9%         54%        97%       72%       93%     239%           9%         54%

----------------
**Commencement of offering of class of shares.
 #Short periods have been annualized

                       See notes to financial statements.
50

Chase Funds
Financial Highlights (unaudited) (throughout each period indicated)
--------------------------------------------------------------------------------

                                                                 Chase Intermediate Term Bond Fund
                                                ----------------------------------------------------------------------------------
                                                                       Premier Shares                          Investor Shares
                                                -----------------------------------------------
                                                 01/01/99      For the Years Ended December 31,   10/03/94*  01/01/99   11/10/98**
                                                 Through     ----------------------------------    Through   Through     Through
                                                 06/30/99     1998      1997      1996     1995    12/31/94  06/30/99    12/31/98
                                                 --------    ------    ------    ------    ----   ---------  --------   -----------
Per Share Operating Performance:
Net Asset Value, Beginning of Period             $12.87      $12.75    $11.89    $11.67   $ 9.99    $10.00     $12.87     $12.91
                                                 ------      ------    ------    ------   ------    ------     ------     ------
Income from Investment Operations:
   Net Investment Income                           0.32        0.68      0.56      0.61     0.64      0.15       0.30       0.09
   Net Gains or Losses in Securities
    (both realized and unrealized)                (0.51)       0.27      0.30     (0.39)    1.04     (0.16)     (0.51)      0.11
                                                 ------      ------    ------    ------   ------    ------     ------     ------
   Total from Investment Operations               (0.19)       0.95      0.86      0.22     1.68     (0.01)     (0.21)      0.20
                                                 ------      ------    ------    ------   ------    ------     ------     ------
Less Distributions:
   Dividends from Net Investment
    Income                                         0.32        0.68        --        --       --        --       0.30       0.09
   Distributions from Capital Gains                  --        0.15        --        --       --        --         --       0.15
                                                 ------      ------    ------    ------   ------    ------     ------     ------
   Total Distributions                             0.32        0.83        --        --       --        --       0.30       0.24
                                                 ------      ------    ------    ------   ------    ------     ------     ------
Net Asset Value, End of Period                   $12.36      $12.87    $12.75    $11.89   $11.67     $9.99     $12.36     $12.87
                                                 ======      ======    ======    ======   ======    ======     ======     ======

Total Return                                      (1.52%)      7.63%     7.26%     1.86%   16.79%    (0.32%)    (1.65%)     1.52%
Ratios/Supplemental Data:
   Net Assets, End of Period (millions)             $36         $33       $19        $7       $5        $5         $1         $1
Ratios to Average Net Assets:#
   Expenses                                        0.75%       0.75%     0.75%     0.75%    0.75%     0.75%      1.00%      1.03%
   Net Investment Income                           5.07%       5.25%     5.61%     5.32%    5.89%     6.12%      4.88%      4.64%
   Expenses Without Waivers and Assumption
    of Expenses                                    1.20%       1.27%     1.25%     1.42%    1.43%     1.38%     42.24%      1.72%
   Net Investment Income Without Waivers and
    Assumption of Expenses                         4.62%       4.73%     5.11%     4.65%    5.21%     5.49%    (36.36%)     3.95%
Portfolio Turnover Rate                              26%        135%       14%      134%     198%        7%        26%       135%

---------------
 *Commencement of operations.
**Commencement of offering of class of shares.
 #Short periods have been annualized.

                       See notes to financial statements.

Chase Funds
Financial Highlights (unaudited) (throughout each period indicated)
--------------------------------------------------------------------------------

                                                                   Chase Money Market Fund
                                              -------------------------------------------------------------------------------------
                                                                       Premier Shares                           Investor Shares
                                              -----------------------------------------------------------
                                              01/01/99         For the Years Ended December 31,              01/01/99    11/10/98**
                                               Through    -----------------------------------------------    Through     Through
                                              06/30/99    1998       1997       1996      1995      1994     06/30/99    12/31/98
                                              --------    ----       ----      -----     -----     -----     --------    ----------
Per Share Operating Performance:
Net Asset Value, Beginning of Period            $1.00     $1.00      $1.00     $1.00      $1.00     $1.00      $1.00       $1.00
                                                -----     -----      -----     -----      -----     -----      -----       -----
Income from Investment Operations:
   Net Investment Income                         0.02      0.05       0.05      0.05       0.05      0.04       0.02        0.01
   Net Gains or Losses in Securities
    (both realized and unrealized)                 --        --         --        --         --        --         --          --
                                                -----     -----      -----     -----      -----     -----      -----       -----
   Total from Investment Operations              0.02      0.05       0.05      0.05       0.05      0.04       0.02        0.01
                                                -----     -----      -----     -----      -----     -----      -----       -----
Less Distributions:
   Dividends from Net Investment
    Income                                       0.02      0.05       0.05      0.05       0.05      0.04       0.02        0.01
   Distributions from Capital Gains                --        --         --        --         --        --         --          --
                                                -----     -----      -----     -----      -----     -----      -----       -----
   Total Distributions                           0.02      0.05       0.05      0.05       0.05      0.04       0.02        0.01
                                                -----     -----      -----     -----      -----     -----      -----       -----
Net Asset Value, End of Period                  $1.00     $1.00      $1.00     $1.00      $1.00     $1.00      $1.00       $1.00
                                                =====     =====      =====     =====      =====     =====      =====       =====

Total Return                                     2.28%     5.20%      5.18%     5.06%      5.57%     3.77%      2.23%       0.69%
Ratios/Supplemental Data:
   Net Assets, End of Period (millions)          $214      $195       $135      $119        $71       $56         $1        $ --
Ratios to Average Net Assets:#
   Expenses                                      0.50%     0.50%      0.50%     0.50%      0.50%     0.50%      0.60%       0.60%
   Net Investment Income                         4.55%     5.07%      5.09%     4.93%      5.43%     3.90%      4.43%       4.72%
   Expenses Without Waivers and Assumption
    of Expenses                                  0.59%     0.60%      0.74%     0.72%      0.72%     0.83%     73.70%       0.80%
   Net Investment Income Without Waivers and
    Assumption of Expenses                       4.46%     4.97%      4.85%     4.71%      5.21%     3.57%    (68.67%)      4.52%

------------------
**Commencement of offering of class shares.
 # Short periods have been annualized.

                       See notes to financial statements.

Chase Funds
Financial Highlights (unaudited) (throughout each period indicated)
-------------------------------------------------------------------------------

                                                          Chase Short-Intermediate Term U.S. Government Securities Fund
                                             ---------------------------------------------------------------------------------------
                                                                          Premier Shares                       Investor Shares
                                             ------------------------------------------------------------     ----------------------
                                              01/01/99            For the Years Ended December 31,            01/01/99   11/10/98**
                                              Through     -----------------------------------------------      Through     Through
                                             06/30/99      1998     1997       1996     1995         1994      06/30/99   12/31/98
Per Share Operating Performance:
Net Asset Value, Beginning of Period          $12.60      $12.39    $11.66    $11.35    $10.14      $10.24      $12.59      $12.64
                                              ------      ------    ------    ------    ------      ------      ------      ------
Income from Investment Operations:
   Net Investment Income                        0.29        0.63      0.67      0.60      0.58        0.45        0.28        0.08
   Net Gains or Losses in Securities
    (both realized and unrealized)             (0.31)       0.25      0.06     (0.29)     0.63       (0.55)      (0.30)        --
                                              ------      ------    ------    ------    ------      ------      ------      ------
   Total from Investment Operations            (0.02)       0.88      0.73      0.31      1.21       (0.10)      (0.02)       0.08
                                              ------      ------    ------    ------    ------      ------      ------      ------
Less Distributions:
   Dividends from Net Investment
    Income                                      0.29        0.63        --        --        --          --        0.28        0.09
   Distributions from Capital Gains               --        0.04        --        --        --          --          --        0.04
                                              ------      ------    ------    ------    ------      ------      ------      ------
   Total Distributions                          0.29        0.67        --        --        --          --        0.28        0.13
                                              ------      ------    ------    ------    ------      ------      ------      ------
Net Asset Value, End of Period                $12.29      $12.60    $12.39    $11.66    $11.35      $10.14      $12.29      $12.59
                                              ======      ======    ======    ======    ======      ======      ======      ======

Total Return                                   (0.16%)      7.35%     6.30%     2.68%    12.01%      (1.05%)     (0.20%)      0.60%
Ratios/Supplemental Data:
   Net Assets, End of Period (millions)          $32         $31       $24       $29       $29         $23          $1       $  --
Ratios to Average Net Assets:#
   Expenses                                     0.75%       0.75%     0.75%     0.75%     0.75%       0.75%       1.00%       1.03%
   Net Investment Income                        4.70%       5.06%     5.40%     5.26%     5.38%       4.41%       4.46%       4.47%
   Expenses Without Waivers and
    Assumption of Expenses                      1.14%       1.12%     1.01%     0.88%     0.91%       0.96%     258.19%       1.58%
   Net Investment Income Without Waivers
    and Assumption of Expenses                  4.31%       4.69%     5.14%     5.13%     5.22%       4.20%    (252.73%)      3.92%
Portfolio Turnover Rate                           55%         87%       63%      177%      187%        268%         55%         87%

---------------
**Commencement of offering of class shares.
 # Short periods have been annualized.

                       See notes to financial statements.

Chase Funds
Financial Highlights (unaudited) (throughout each period indicated)
--------------------------------------------------------------------------------

                                                                Chase U.S. Government Securities Fund
                                               ------------------------------------------------------------------------------------
                                                                      Premier Shares                            Investor Shares
                                               -----------------------------------------------------------   ----------------------
                                               01/01/99            For the Years Ended December 31,          01/01/99    11/10/98**
                                                Through     ----------------------------------------------    Through     Through
                                               06/30/99     1998       1997      1996       1995      1994    06/30/99    12/31/98
                                               --------     -----     ------    ------     ------    ------  ---------   ----------
Per Share Operating Performance:
Net Asset Value, Beginning of Period           $13.83      $13.98     $12.76    $13.01     $10.00    $10.91    $13.83      $14.42
                                               ------      ------     ------    ------     ------    ------    ------      ------
Income from Investment Operations:
   Net Investment Income                         0.31        0.72       0.75      0.74       0.73      0.62      0.30        0.09
   Net Gains or Losses in Securities
    (both realized and unrealized)              (0.65)       0.54       0.47     (0.99)      2.28     (1.53)    (0.65)       0.10
                                               ------      ------     ------    ------     ------    ------    ------      ------
   Total from Investment Operations             (0.34)       1.26       1.22     (0.25)      3.01     (0.91)    (0.35)       0.19
                                               ------      ------     ------    ------     ------    ------    ------      ------
Less Distributions:
   Dividends from Net Investment
    Income                                       0.31        0.72         --        --         --        --      0.30        0.09
   Distributions from Capital Gains                --        0.68         --        --         --        --        --        0.68
   In Excess of Realized Capital Gains             --        0.01         --        --         --        --        --        0.01
                                               ------      ------     ------    ------     ------    ------    ------      ------
   Total Distributions                           0.31        1.41         --        --         --        --      0.30        0.78
                                               ------      ------     ------    ------     ------    ------    ------      ------
Net Asset Value, End of Period                 $13.18      $13.83     $13.98    $12.76     $13.01    $10.00    $13.18      $13.83
                                               ======      ======     ======    ======     ======    ======    ======      ======

Total Return                                    (2.45%)      9.28%      9.55%    (1.89%)    30.11%    (8.39%)   (2.57%)      1.37%
Ratios/Supplemental Data:
   Net Assets, End of Period (millions)            $6          $4         $3        $3         $3        $3        $1         $--
Ratios to Average Net Assets:#
   Expenses                                      0.75%       0.75%      0.75%     0.75%      0.75%     0.75%     1.00%       1.03%
   Net Investment Income                         4.71%       5.07%      5.73%     6.01%      6.38%     6.23%     4.48%       4.45%
   Expenses Without Waivers and
    Assumption of Expenses                       2.72%       1.45%      3.15%     2.09%      2.22%     2.38%    94.06%       1.92%
   Net Investment Income Without Waivers
    and Assumption of Expenses                   2.74%       4.37%      3.33%     4.67%      4.91%     4.60%   (88.58%)      3.56%
Portfolio Turnover Rate                            11%        110%        87%       48%        17%      174%       11%        110%

--------------------
**Commencement of offering of class shares.
 #Short periods have been annualized.

                       See notes to financial statements.

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
CHASE FIXED INCOME FUNDS SEMI-ANNUAL REPORT

Investment Adviser, Administrator,

Shareholder and Fund Servicing

Agent and Custodian

Chase Funds Service Center
210 West 10th Street
Kansas City, MO 64105

Legal Counsel

Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017

Independent Accountants

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Chase Funds are distributed by Chase Fund Distributors, Inc. which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from Chase Funds for providing investment advisory and other services.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the Funds without examination by independent accountants, who express no opinion thereto.

To obtain a prospectus for any
of the Chase Funds, call
1-888-5-chase-0. The prospectus
contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

(C) The Chase Manhattan Corporation, 1999, 2000. All Rights Reserved.

                                                                     August 1999
[GRAPHIC OMITTED]


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